CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
VOYAGE REVENUES:	$ 501,013	$ 418,379	$ 393,989
EXPENSES:
Commissions	18,819	16,019	12,215
Voyage expenses	135,324	116,980	111,797
Vessel operating expenses	147,346	130,760	133,251
Depreciation	97,938	95,349	94,340
Amortization of deferred dry-docking costs	4,953	5,064	4,910
Management fees (Note 2(a))	16,457	15,896	15,887
General and administrative expenses	4,430	4,366	4,093
Stock compensation expense (Note 9)	142	469	730
Foreign currency (gains)/losses	(444)	293	30
Net loss on sale of vessels	0	0	1,879
Vessel impairment charge (Note 5)	0	28,290	13,567
Total expenses	424,965	413,486	392,699
Operating income	76,048	4,893	1,290
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 8)	(43,074)	(40,917)	(51,576)
Interest income	498	366	1,348
Other, net	246	(2,912)	(118)
Total other expenses, net	(42,330)	(43,463)	(50,346)
Net income/(loss)	33,718	(38,570)	(49,056)
Less: Net (income)/loss attributable to the noncontrolling interest	(191)	1,108	(207)
Net income/(loss) attributable to Tsakos Energy Navigation Limited	33,527	(37,462)	(49,263)
Effect of preferred dividends	(8,438)	(3,676)	0
Net income/(loss) attributable to Tsakos Energy Navigation Limited common shareholders	$ 25,089	$ (41,138)	$ (49,263)
Earnings/(loss) per share, basic and diluted attributable to Tsakos Energy Navigation Limited common shareholders	$ 0.32	$ (0.73)	$ (0.92)
Weighted average number of shares, basic and diluted	79,114,401	56,698,955	53,301,039